Summary of significant accounting policies - Fair value measurements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Time deposits		¥ 10,000
Short-term investments		35,950
Recurring
Fair value measurements
Time deposits		10,000
Fair value of financial instruments	¥ 0
Recurring | Short-term wealth management product
Fair value measurements
Short-term investments		35,950
Level 2 | Recurring
Fair value measurements
Time deposits		10,000
Level 2 | Recurring | Short-term wealth management product
Fair value measurements
Short-term investments		¥ 35,950